Financial Instruments Risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
LCR	321.00%	413.00%
Bottom of range [member]
Statement [Line Items]
LCR	292.00%	410.00%
Weighted average [member]
Statement [Line Items]
LCR	313.00%	457.00%
Top of range [member]
Statement [Line Items]
LCR	354.00%	525.00%